EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	$ 32.4	$ 31.9
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	30.4	30.1
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)		(1.1)
Post-employment benefits – defined benefit plans	2.0	1.8
Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	23.8	23.2
Interest expense (income), net defined benefit liability (asset)	(15.2)	(14.7)
Administrative costs, net defined benefit liability (asset)	1.4	1.2
Post-employment benefits – defined benefit plans	27.9	27.5
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	23.8	23.2
Interest expense (income), net defined benefit liability (asset)	17.9	17.8
Funded | Canadian
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	22.3	22.0
Interest expense (income), net defined benefit liability (asset)	(14.1)	(13.6)
Administrative costs, net defined benefit liability (asset)	1.2	1.1
Post-employment benefits – defined benefit plans	26.1	26.0
Funded | Canadian | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	22.3	22.0
Interest expense (income), net defined benefit liability (asset)	16.7	16.5
Funded | Foreign
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.5	1.2
Interest expense (income), net defined benefit liability (asset)	(1.1)
Administrative costs, net defined benefit liability (asset)	0.2	0.1
Post-employment benefits – defined benefit plans	1.8	1.5
Funded | Foreign | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.5	1.2
Interest expense (income), net defined benefit liability (asset)	1.2	1.3
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.3	2.2
Interest expense (income), net defined benefit liability (asset)	2.2	2.1
Past service cost, net defined benefit liability (asset)	0.0	0.1
Post-employment benefits – defined benefit plans	4.5	4.4
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.3	2.2
Interest expense (income), net defined benefit liability (asset)	2.2	2.1
Unfunded | Canadian
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.3	2.2
Interest expense (income), net defined benefit liability (asset)	2.0	1.9
Past service cost, net defined benefit liability (asset)	0.0	0.0
Post-employment benefits – defined benefit plans	4.3	4.1
Unfunded | Canadian | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.3	2.2
Interest expense (income), net defined benefit liability (asset)	2.0	1.9
Unfunded | Foreign
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest expense (income), net defined benefit liability (asset)	0.2	0.2
Past service cost, net defined benefit liability (asset)	0.0	0.1
Post-employment benefits – defined benefit plans	0.2	0.3
Unfunded | Foreign | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.0	0.0
Interest expense (income), net defined benefit liability (asset)	$ 0.2	$ 0.2